Supplement Dated December 1, 2023

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities, 0% to 30% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities, 0% to 25% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth and new ninth paragraphs:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In addition, while the Fund will generally not invest in Underlying Funds that are sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”) or an affiliate of GSAM (each an “Affiliated Underlying Fund”), it may invest in an Affiliated Underlying Fund over other Underlying Funds when the Affiliated Underlying Fund is the only option available under the Fund’s asset allocation model.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities, 0% to 15% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the former seventh paragraph in the entirety and replace with the following now eighth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities, 0% to 10% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, after the fourth paragraph please add the following new fifth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the former eighth paragraph in the entirety and replace with the following now ninth paragraph:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the third paragraph in the entirety and replace with the following:

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the following sentence of the fifth paragraph.

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, after the eighth paragraph please add the following new ninth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the third paragraph in the entirety and replace with the following:

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the following sentence of the fifth paragraph.

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, after the eighth paragraph please add the following new ninth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, after the fifth paragraph please add the following new sixth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, after the fifth paragraph please add the following new sixth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds. Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, after the fifth paragraph please add the following new sixth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70% to 90% to Underlying Funds that invest primarily in fixed-income securities, 0% to 30% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the fifth paragraph in the entirety and replace with the following:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Principal Risks of Investing” and “Glossary of Risks” sections of the Fund’s prospectus.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, after the seventh paragraph please add the following new eighth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, please delete the former nineth paragraph in the entirety and replace with the following now tenth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 70% to Underlying Funds that invest primarily in fixed-income securities, 0% to 25% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the fifth paragraph in the entirety and replace with the following:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, after the seventh paragraph please add the following new eighth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Fund, please delete the former nineth paragraph in the entirety and replace with the following now tenth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30% to 50% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the fifth paragraph in the entirety and replace with the following:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, after the seventh paragraph please add the following new eighth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please delete the former nineth paragraph in the entirety and replace with the following now tenth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10% to 30% to Underlying Funds that invest primarily in fixed-income securities, 0% to 15% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the following sentence of the fourth paragraph;

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the fifth paragraph in the entirety and replace with the following:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, after the seventh paragraph please add the following new eighth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Growth Fund, please delete the former nineth paragraph in the entirety and replace with the following now tenth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities, 0% to 10% to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please following the last sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the last fifth paragraph in the entirety and replace with the following:

The Fund does not take direct positions in derivatives, asset-backed securities, mortgage-backed securities or junk bonds. Through the implementation of the Fund’s asset allocation model, the Fund may seek exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds by purchasing shares of funds that may have direct or indirect exposure to these asset classes. Consequently, the risks to the Fund are limited to the risks associated with investing in funds that have investments in these asset classes. The principal risks to investing in the Fund, including those that may arise from indirect exposure to derivatives, asset-backed securities, mortgage-backed securities or junk bonds are detailed in the “Glossary of Risks.”

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, after the seventh paragraph please add the following new eighth paragraph::

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the former nineth paragraph in the entirety and replace with the following now tenth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are separate series of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 0% to 40% of its assets to Underlying Funds that invest primarily in equity securities, 60% to 100% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the following sentence of the fifth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, after the eighth paragraph please add the following new nineth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, please delete the former tenth paragraph in the entirety and replace with the following now eleventh paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and the Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are separate series of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 20% to 60% of its assets to Underlying Funds that invest primarily in equity securities, 40% to 80% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the following sentence of the fifth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, after the eighth paragraph please add the following new nineth paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Allocation Fund, please delete the former tenth paragraph in the entirety and replace with the following now eleventh paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and the Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 40% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 60% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, after the sixth paragraph please add the following new seventh paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Moderate Growth Allocation Fund, please delete the former eighth paragraph in the entirety and replace with the following now nineth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and the Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 60% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 40% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, after the sixth paragraph please add the following new seventh paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Growth Allocation Fund, please delete the former eighth paragraph in the entirety and replace with the following now nineth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and the Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, please delete the first and second paragraphs in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”). The Underlying Funds in which the Fund may invest are the Jackson Credit Opportunities Fund and certain Funds that are part of the JNL Series Trust.

Under normal circumstances, the Fund allocates approximately 70% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 30% to Underlying Funds that invest primarily in fixed-income securities, 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities, and 0% to 20% of its assets to Underlying Funds that invest primarily in alternative assets and employ alternative strategies.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, please delete the following sentence of the fourth paragraph:

The Fund does not anticipate investing significant amounts in the Alternative category.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, after the sixth paragraph please add the following new seventh paragraph:

One Underlying Fund, the Jackson Credit Opportunities Fund, operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Aggressive Growth Allocation Fund, please delete the former eighth paragraph in the entirety and replace with the following nineth paragraph:

Because the Fund invests exclusively in the Underlying Funds, you should look elsewhere in the respective Prospectuses for the JNL Series Trust and the Jackson Credit Opportunities Fund for the particular information and the risks related to the Underlying Funds.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the “Underlying Funds” table in the entirety and replace with the following:

U.S. Equity	Fixed Income
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL Multi-Manager Small Cap Value Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/PIMCO Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/DFA U.S. Small Cap Fund	JNL/PIMCO Real Return Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan U.S. Value Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Mellon S&P 500 Index Fund	JNL/Western Asset Global Multi-Sector Bond Fund
JNL/Mellon Nasdaq® 100 Index Fund	JNL/WMC Government Money Market Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon DowSM Index Fund	Allocation
JNL/MFS Mid Cap Value Fund	JNL/BlackRock Global Allocation Fund
JNL/Morningstar U.S. Sustainability Index Fund	JNL/Franklin Templeton Income Fund
JNL/Morningstar Wide Moat Index Fund	JNL/JPMorgan Global Allocation Fund
JNL/Newton Equity Income Fund	JNL/T. Rowe Price Balanced Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/WMC Balanced Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	Alternative
JNL/T. Rowe Price Value Fund	Jackson Credit Opportunities Fund
JNL/WMC Equity Income Fund	JNL Multi-Manager Alternative Fund
JNL/WMC Value Fund	JNL/BlackRock Global Natural Resources Fund
JNL/First Sentier Global Infrastructure Fund
International/Global Equity	JNL/JPMorgan Hedged Equity Fund
JNL Multi-Manager Emerging Markets Equity Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL Multi-Manager International Small Cap Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL/AB Sustainable Global Thematic Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/Baillie Gifford International Growth Fund	JNL/Westchester Capital Event Driven Fund
JNL/Causeway International Value Select Fund
JNL/DFA International Core Equity Fund	Sector Equity
JNL/GQG Emerging Markets Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
JNL/Harris Oakmark Global Equity Fund	JNL/Mellon Communication Services Sector Fund
JNL/Invesco Global Growth Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Lazard International Strategic Equity Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Energy Sector Fund
JNL/Mellon World Index Fund	JNL/Mellon Financial Sector Fund
JNL/WCM China Quality Growth Fund	JNL/Mellon Healthcare Sector Fund
JNL/WCM Focused International Equity Fund	JNL/Mellon Industrials Sector Fund
JNL/William Blair International Leaders Fund	JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon Utilities Sector Fund
JNL/WMC Global Real Estate Fund

This Supplement is dated December 1, 2023.